Cover	Mar. 28, 2024
Cover [Abstract]
Entity Registrant Name	BODY AND MIND INC.
Entity Central Index Key	0001715611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 28, 2024
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity File Number	000-55940
Entity Tax Identification Number	98-1319227
Entity Address Address Line 1	750 – 1095 West Pender Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 2M6
City Area Code	800)
Local Phone Number	361-6312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false